Cash and Cash Equivalents (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Cash	CAD 280	CAD 271
Short-term investments, classified as cash equivalents	CAD 2,233	CAD 1,048